UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 90.4%

	Face Amount	Value
AUTOMOTIVE — 1.7%
American Axle & Manufacturing
6.625%, 10/15/22	$125,000	$128,750
6.250%, 04/01/25 (A)	225,000	219,937
Cooper-Standard Automotive
5.625%, 11/15/26 (A)	100,000	100,625
Dana Holding
6.000%, 09/15/23	125,000	130,938
Exide Technologies
11.000% PIK, 04/30/20 (B) (C)	203,735	155,093
Goodyear Tire & Rubber
5.000%, 05/31/26	200,000	207,500
Lear
5.375%, 03/15/24	50,000	53,131
Navistar International
8.250%, 11/01/21	650,000	659,750
Tenneco
5.375%, 12/15/24	150,000	154,875
Titan International
6.875%, 10/01/20	25,000	26,063

		1,836,662

BANKING — 3.4%
Bank of America
8.000%, 12/29/49 (D)	1,000,000	1,027,499
6.500%, 12/31/49 (D)	100,000	111,318
6.300%, 12/29/49 (D)	25,000	28,094
6.250%, 09/29/49 (D)	200,000	217,749
Barclays
8.250%, 12/29/49 (D)	400,000	425,000
Barclays Bank
7.750%, 04/10/23 (D)	200,000	208,750
7.625%, 11/21/22	200,000	229,125
CIT Group
5.500%, 02/15/19 (A)	109,000	114,723
5.000%, 08/01/23	25,000	26,938
Citigroup
6.250%, 12/29/49 (D)	100,000	111,063

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BANKING — continued
5.950%, 12/29/49 (D)	$75,000	$79,602
Goldman Sachs Group
5.700%, 12/29/49 (D)	25,000	26,050
5.375%, 12/29/49 (D)	50,000	52,603
JPMorgan Chase
6.750%, 08/29/49 (D)	100,000	113,750
6.125%, 12/29/49 (D)	150,000	162,375
6.100%, 10/29/49 (D)	300,000	325,499
Nationstar Mortgage LLC
9.625%, 05/01/19	150,000	154,125
6.500%, 08/01/18	25,000	25,078
6.500%, 06/01/22	150,000	154,875
Washington Mutual Bank
5.446%, 05/01/09 (B) (E)	250,000	55,781
Wells Fargo
5.900%, 12/29/49 (D)	50,000	53,613

		3,703,610

BASIC INDUSTRY — 6.9%
A. Schulman
6.875%, 06/01/23	50,000	53,125
Airxcel
8.500%, 02/15/22 (A)	150,000	158,250
Alcoa Nederland Holding
7.000%, 09/30/26 (A)	200,000	220,500
Aleris International
9.500%, 04/01/21 (A)	50,000	51,415
7.875%, 11/01/20	200,000	188,500
Alpha
3 6.250%, 02/01/25 (A)	200,000	205,750
American Builders & Contractors Supply
5.750%, 12/15/23 (A)	75,000	79,500
5.625%, 04/15/21 (A)	14,000	14,473
Appvion
9.000%, 06/01/20 (A)	200,000	105,000
ArcelorMittal
7.250%, 02/25/22	25,000	28,250
7.250%, 03/01/41	170,000	188,275

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
6.250%, 08/05/20	$25,000	$27,031
Blue Cube Spinco
10.000%, 10/15/25	125,000	154,688
Builders FirstSource
5.625%, 09/01/24 (A)	150,000	156,750
10.750%, 08/15/23 (A)	250,000	290,625
Cascades
5.500%, 07/15/22 (A)	25,000	25,625
CF Industries
7.125%, 05/01/20	50,000	55,375
5.375%, 03/15/44	125,000	112,031
Cliffs Natural Resources
8.250%, 03/31/20 (A)	88,000	96,360
5.750%, 03/01/25 (A)	25,000	23,688
Coeur Mining
5.875%, 06/01/24 (A)	50,000	48,500
Commercial Metals
5.375%, 07/15/27	25,000	25,531
Compass Minerals International
4.875%, 07/15/24 (A)	75,000	74,250
CPG Merger Sub LLC
8.000%, 10/01/21 (A)	100,000	104,750
Eco Services Operations LLC
8.500%, 11/01/22 (A)	75,000	78,938
FMG Resources August 2006
9.750%, 03/01/22 (A)	25,000	28,594
5.125%, 05/15/24 (A)	25,000	25,063
4.750%, 05/15/22 (A)	50,000	50,187
Freeport-McMoRan
6.750%, 02/01/22 (A)	75,000	78,000
6.625%, 05/01/21 (A)	175,000	179,375
6.500%, 11/15/20 (A)	775,000	799,218
5.450%, 03/15/43	50,000	43,365
2.300%, 11/14/17	175,000	175,000
Gibraltar Industries
6.250%, 02/01/21	50,000	51,775
Griffon
5.250%, 03/01/22	50,000	51,125

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Grinding Media
7.375%, 12/15/23 (A)	$125,000	$135,938
Hecla Mining
6.875%, 05/01/21	75,000	77,831
Hexion
9.000%, 11/15/20	450,000	309,374
13.750%, 02/01/22 (A)	175,000	154,875
10.375%, 02/01/22 (A)	200,000	199,000
10.000%, 04/15/20	25,000	24,938
Hillman Group
6.375%, 07/15/22 (A)	25,000	24,125
Hudbay Minerals
7.625%, 01/15/25 (A)	75,000	78,938
7.250%, 01/15/23 (A)	50,000	51,563
IAMGOLD
7.000%, 04/15/25 (A)	75,000	77,438
Kinross
5.125%, 09/01/21	50,000	53,500
4.500%, 07/15/27 (A) (B)	75,000	75,000
Kissner Holdings LP
8.375%, 12/01/22 (A)	100,000	104,250
Koppers
6.000%, 02/15/25 (A)	25,000	26,625
Mercer International
6.500%, 02/01/24 (A)	75,000	78,502
NOVA Chemicals
5.250%, 06/01/27 (A)	75,000	74,813
NWH Escrow
7.500%, 08/01/21 (A)	50,000	44,750
SPCM
4.875%, 09/15/25 (A)	200,000	204,000
Standard Industries
5.375%, 11/15/24 (A)	75,000	79,406
Summit Materials LLC
6.125%, 07/15/23	50,000	52,625
5.125%, 06/01/25 (A)	25,000	25,688
Taseko Mines
8.750%, 06/15/22 (A)	175,000	174,999

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Teck Resources
6.125%, 10/01/35	$100,000	$104,750
6.000%, 08/15/40	150,000	150,750
4.750%, 01/15/22	200,000	207,999
4.500%, 01/15/21	75,000	78,188
3.750%, 02/01/23	25,000	24,438
TPC Group
8.750%, 12/15/20 (A)	275,000	248,875
Tronox Finance LLC
6.375%, 08/15/20	225,000	225,563
Valvoline
5.500%, 07/15/24 (A)	75,000	79,500
Versum Materials
5.500%, 09/30/24 (A)	50,000	52,563
W.R. Grace & Co-Conn
5.125%, 10/01/21 (A)	75,000	80,625
Zekelman Industries
9.875%, 06/15/23 (A)	25,000	28,156

		7,458,467

CAPITAL GOODS — 6.1%
AECOM
5.125%, 03/15/27 (A)	125,000	125,781
Arconic
5.950%, 02/01/37	225,000	226,687
ARD Finance
7.125% cash/7.875% PIK, 09/15/23 (C)	200,000	213,980
Ardagh Packaging Finance
7.250%, 05/15/24 (A)	500,000	548,749
6.000%, 02/15/25 (A)	600,000	631,500
4.250%, 09/15/22 (A)	200,000	205,800
Ball
4.375%, 12/15/20	50,000	52,688
Beacon Roofing Supply
6.375%, 10/01/23	75,000	80,999
Berry Plastics
6.000%, 10/15/22	100,000	107,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
BlueLine Rental Finance
9.250%, 03/15/24 (A)	$175,000	$182,438
BMC East LLC
5.500%, 10/01/24 (A)	75,000	78,563
Bombardier
8.750%, 12/01/21 (A)	325,000	361,562
6.125%, 01/15/23 (A)	200,000	201,000
6.000%, 10/15/22 (A)	25,000	25,094
4.750%, 04/15/19 (A)	150,000	153,181
BWAY Holding
7.250%, 04/15/25 (A)	425,000	432,437
5.500%, 04/15/24 (A)	125,000	127,969
Cloud Crane LLC
10.125%, 08/01/24 (A)	200,000	220,000
Engility
8.875%, 09/01/24	50,000	54,500
Flex Acquisition
6.875%, 01/15/25 (A)	50,000	52,000
Great Lakes Dredge & Dock
8.000%, 05/15/22 (A)	50,000	51,063
Greif
7.750%, 08/01/19	200,000	219,000
International Lease Finance
5.875%, 04/01/19	25,000	26,552
Multi-Color
6.125%, 12/01/22 (A)	25,000	26,250
Owens-Brockway Glass Container
6.375%, 08/15/25 (A)	50,000	56,125
5.375%, 01/15/25 (A)	125,000	133,281
Park-Ohio Industries
6.625%, 04/15/27 (A)	50,000	52,594
Reynolds Group Issuer
5.750%, 10/15/20	1,000,000	1,024,590
5.125%, 07/15/23 (A)	50,000	52,000
Silgan Holdings
4.750%, 03/15/25 (A)	25,000	25,750
SPX FLOW
5.875%, 08/15/26 (A)	50,000	51,875

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
5.625%, 08/15/24 (A)	$50,000	$51,750
StandardAero Aviation Holdings
10.000%, 07/15/23 (A)	25,000	27,813
Tennant
5.625%, 05/01/25 (A)	50,000	52,750
TransDigm
6.500%, 05/15/25 (A)	75,000	76,500
6.375%, 06/15/26	175,000	178,062
6.000%, 07/15/22	125,000	129,063
United Rentals North America
5.875%, 09/15/26	50,000	53,438
US Concrete
6.375%, 06/01/24 (A)	75,000	79,500
USG
4.875%, 06/01/27 (A)	50,000	51,563
Vertiv Group
9.250%, 10/15/24 (A)	75,000	81,374

		6,582,821

CONSUMER CYCLICAL — 3.6%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (A)	200,000	207,750
4.250%, 05/15/24 (A)	125,000	124,524
99 Cents Only Stores LLC
11.000%, 12/15/19	75,000	63,188
Albertsons LLC
6.625%, 06/15/24 (A)	125,000	124,375
5.750%, 03/15/25 (A)	225,000	209,813
AV Homes
6.625%, 05/15/22 (A)	100,000	103,250
BI-LO LLC
8.625% cash/9.375% PIK, 09/15/18 (A) (C)	50,000	21,750
CalAtlantic Group
5.875%, 11/15/24	25,000	27,188
5.250%, 06/01/26	25,000	26,031
5.000%, 06/15/27	100,000	100,500
Claire’s Stores
8.875%, 03/15/19	25,000	2,625

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued
Cumberland Farms
6.750%, 05/01/25 (A)	$150,000	$158,250
DriveTime Automotive Group
8.000%, 06/01/21 (A)	25,000	25,188
Group 1 Automotive
5.250%, 12/15/23 (A)	25,000	25,375
5.000%, 06/01/22	75,000	76,500
High Ridge Brands
8.875%, 03/15/25 (A)	100,000	100,125
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20 (A) (F)	50,000	45,000
JC Penney
6.375%, 10/15/36	100,000	71,875
L Brands
6.750%, 07/01/36	325,000	313,624
Landry’s
6.750%, 10/15/24 (A)	300,000	307,874
Lennar
4.125%, 01/15/22	175,000	181,562
Melco Resorts Finance
4.875%, 06/06/25 (A)	200,000	200,643
Nathan’s Famous
10.000%, 03/15/20 (A)	200,000	213,750
Penske Automotive Group
5.750%, 10/01/22	275,000	284,625
Revlon Consumer Products
6.250%, 08/01/24	150,000	131,250
5.750%, 02/15/21	25,000	23,125
Rite Aid
7.700%, 02/15/27	25,000	25,375
6.750%, 06/15/21	100,000	103,200
RSI Home Products
6.500%, 03/15/23 (A)	225,000	237,937
Sally Holdings LLC
5.625%, 12/01/25	150,000	154,313
Sonic Automotive
6.125%, 03/15/27 (A)	100,000	99,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued
Toll Brothers Finance
4.875%, 03/15/27	$100,000	$103,250
Tops Holding II
8.750%, 06/15/18	75,000	64,125

		3,957,710

CONSUMER NON-CYCLICAL — 2.1%
Alpine Finance Merger
6.875%, 08/01/25 (A) (B)	50,000	51,000
B&G Foods
5.250%, 04/01/25	100,000	102,250
Brand Energy & Infrastructure Services
8.500%, 07/15/25 (A)	100,000	103,750
Central Garden & Pet
6.125%, 11/15/23	50,000	53,500
Chobani LLC
7.500%, 04/15/25 (A)	200,000	212,000
Clearwater Seafoods
6.875%, 05/01/25 (A)	100,000	105,500
CSVC Acquisition
7.750%, 06/15/25 (A) (B)	150,000	153,656
Eagle Holding II
7.625% cash/8.375% PIK, 05/15/22 (A) (C)	100,000	103,125
GW Honos Security
8.750%, 05/15/25 (A)	225,000	235,968
Hearthside Group Holdings LLC
6.500%, 05/01/22 (A)	100,000	100,000
HRG Group
7.875%, 07/15/19	50,000	51,263
7.750%, 01/15/22	100,000	105,499
Ingles Markets
5.750%, 06/15/23	50,000	49,188
JBS USA LUX
8.250%, 02/01/20 (A)	50,000	50,000
KeHE Distributors LLC
7.625%, 08/15/21 (A)	25,000	25,125

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER NON-CYCLICAL — continued
Lamb Weston Holdings
4.625%, 11/01/24 (A)	$25,000	$25,875
Nature’s Bounty
7.625%, 05/15/21 (A)	100,000	106,500
Pinnacle Foods Finance LLC
5.875%, 01/15/24	50,000	53,625
Prestige Brands
5.375%, 12/15/21 (A)	50,000	51,563
Spectrum Brands
6.625%, 11/15/22	50,000	52,625
6.125%, 12/15/24	75,000	80,344
US Foods
5.875%, 06/15/24 (A)	125,000	129,688
Vector Group
6.125%, 02/01/25 (A)	75,000	77,906
William Lyon Homes
7.000%, 08/15/22	25,000	25,938
5.875%, 01/31/25	125,000	129,062
5.750%, 04/15/19	25,000	25,438

		2,260,388

ENERGY — 15.5%
Alliance Resource Operating Partners
7.500%, 05/01/25 (A)	125,000	131,875
Alta Mesa Holdings LP
7.875%, 12/15/24 (A)	300,000	303,750
American Midstream Partners LP
8.500%, 12/15/21 (A)	75,000	75,188
Antero Midstream Partners LP
5.375%, 09/15/24 (A)	200,000	205,500
Antero Resources
5.375%, 11/01/21	25,000	25,344
Ascent Resources Utica Holdings
10.000%, 04/01/22 (A)	250,000	251,250
Bill Barrett
7.000%, 10/15/22	50,000	42,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Blue Racer Midstream LLC
6.125%, 11/15/22 (A)	$50,000	$50,625
Bonanza Creek Energy
6.750%, 04/15/21 (B) (E)	100,000	—
5.750%, 02/01/23 (B) (E)	25,000	—
Calfrac Holdings LP
7.500%, 12/01/20 (A)	225,000	193,500
California Resources
8.000%, 12/15/22 (A)	700,000	445,374
Callon Petroleum
6.125%, 10/01/24 (A)	175,000	178,563
Carrizo Oil & Gas
8.250%, 07/15/25	75,000	76,875
7.500%, 09/15/20	200,000	204,250
6.250%, 04/15/23	150,000	145,125
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	250,000	279,375
5.125%, 06/30/27 (A)	100,000	102,500
Chesapeake Energy
8.000%, 12/15/22 (A)	31,000	32,899
8.000%, 01/15/25 (A)	25,000	24,844
6.875%, 11/15/20	125,000	125,000
6.625%, 08/15/20	153,000	153,383
5.500%, 09/15/26 (A)	25,000	23,500
5.375%, 06/15/21	75,000	70,500
CITGO Holding
10.750%, 02/15/20 (A)	350,000	381,938
CITGO Petroleum
6.250%, 08/15/22 (A)	50,000	51,000
Cloud Peak Energy Resources LLC
6.375%, 03/15/24	250,000	186,875
12.000%, 11/01/21	125,000	129,375
Continental Resources
5.000%, 09/15/22	275,000	270,875
Covey Park Energy LLC
7.500%, 05/15/25 (A)	150,000	150,375
Crestwood Midstream Partners LP
6.250%, 04/01/23	25,000	25,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
5.750%, 04/01/25 (A)	$50,000	$50,000
CSI Compressco LP
7.250%, 08/15/22	50,000	46,250
CVR Refining LLC
6.500%, 11/01/22	50,000	50,375
Delek Logistics Partners LP
6.750%, 05/15/25 (A)	75,000	76,125
Denbury Resources
9.000%, 05/15/21 (A)	34,000	32,555
6.375%, 08/15/21	175,000	105,000
Denver Parent
12.250%, 08/15/18 (B) (E)	63,341	238
Drill Rigs Holdings
6.500%, 10/01/17 (A) (B) (E)	25,000	7,031
Eclipse Resources
8.875%, 07/15/23	25,000	25,000
Energy Transfer Equity LP
7.500%, 10/15/20	550,000	617,374
EP Energy LLC
9.375%, 05/01/20	850,000	674,688
8.000%, 02/15/25 (A)	25,000	18,750
6.375%, 06/15/23	250,000	148,125
Exterran Energy Solutions LP
8.125%, 05/01/25 (A)	125,000	127,813
Gibson Energy
6.750%, 07/15/21 (A)	9,000	9,338
Global Marine
7.000%, 06/01/28	25,000	21,750
Gulfport Energy
6.375%, 05/15/25	75,000	74,156
6.000%, 10/15/24 (A)	150,000	146,625
Halcon Resources
6.750%, 02/15/25 (A)	150,000	135,750
Holly Energy Partners LP
6.000%, 08/01/24 (A)	50,000	52,250
Jones Energy Holdings LLC
9.250%, 03/15/23	75,000	54,750
6.750%, 04/01/22	50,000	35,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
KCA Deutag UK Finance
9.875%, 04/01/22 (A)	$200,000	$194,000
Laredo Petroleum
7.375%, 05/01/22	675,000	684,281
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23 (A)	200,000	208,500
Martin Midstream Partners LP
7.250%, 02/15/21	50,000	50,750
Matador Resources
6.875%, 04/15/23	50,000	52,125
MEG Energy
6.500%, 01/15/25 (A)	25,000	22,844
6.375%, 01/30/23 (A)	125,000	97,188
Midstates Petroleum Escrow
10.750%, 10/15/20 (B)	100,000	—
MPLX LP
5.500%, 02/15/23	25,000	25,732
4.500%, 07/15/23	50,000	53,146
Murphy Oil
6.875%, 08/15/24	350,000	366,624
4.700%, 12/01/22	75,000	72,600
Murray Energy
11.250%, 04/15/21 (A)	650,000	493,999
Nabors Industries
5.500%, 01/15/23 (A)	100,000	95,125
5.000%, 09/15/20	50,000	50,000
4.625%, 09/15/21	25,000	23,870
Newfield Exploration
5.750%, 01/30/22	100,000	105,750
Noble Holding International
7.750%, 01/15/24	250,000	199,063
Oasis Petroleum
6.875%, 03/15/22	50,000	48,750
6.500%, 11/01/21	50,000	48,750
Parsley Energy LLC
6.250%, 06/01/24 (A)	100,000	105,500
PBF Logistics LP
6.875%, 05/15/23	150,000	153,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
PDC Energy
6.125%, 09/15/24 (A)	$125,000	$127,500
Peabody Energy Escrow
10.000%, 03/15/22 (B)	225,000	—
Peabody Securities Finance
6.375%, 03/31/25 (A)	50,000	49,438
6.000%, 03/31/22 (A)	75,000	74,719
Precision Drilling
5.250%, 11/15/24	25,000	21,938
Quicksilver Resources Escrow
9.125%, 08/15/19 (B)	325,000	—
Range Resources
5.875%, 07/01/22 (A)	50,000	51,000
5.000%, 08/15/22 (A)	325,000	320,937
Resolute Energy
8.500%, 05/01/20	275,000	274,312
Rice Energy
7.250%, 05/01/23	25,000	26,938
Rose Rock Midstream LP
5.625%, 07/15/22	75,000	72,563
Rowan
7.375%, 06/15/25	100,000	93,750
RSP Permian
6.625%, 10/01/22	25,000	26,063
Sabine Oil & Gas
9.750%, 02/15/17 (B) (E)	75,000	—
Sanchez Energy
7.750%, 06/15/21	75,000	67,875
6.125%, 01/15/23	150,000	120,750
Sanjel
7.500%, 06/19/19 (A) (B) (E)	200,000	70
SemGroup
6.375%, 03/15/25 (A)	100,000	97,250
SESI
7.125%, 12/15/21	25,000	23,938
Seven Generations Energy
6.875%, 06/30/23 (A)	150,000	157,124

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Seventy Seven Energy Escrow
6.500%, 07/15/22 (B)	$50,000	$—
SM Energy
6.750%, 09/15/26	200,000	191,936
6.500%, 11/15/21	75,000	73,313
6.500%, 01/01/23	25,000	23,938
6.125%, 11/15/22	350,000	334,249
5.000%, 01/15/24	50,000	44,500
Southern Star Central
5.125%, 07/15/22 (A)	75,000	76,688
Southwestern Energy
6.700%, 01/23/25	275,000	270,188
5.800%, 01/23/20	75,000	76,781
4.100%, 03/15/22	250,000	234,219
Summit Midstream Holdings LLC
5.750%, 04/15/25	25,000	25,250
5.500%, 08/15/22	200,000	200,750
Sunoco LP
6.375%, 04/01/23	25,000	26,395
6.250%, 04/15/21	350,000	366,624
5.500%, 08/01/20	155,000	159,069
Tallgrass Energy Partners LP
5.500%, 09/15/24 (A)	75,000	76,313
Targa Resources Partners LP
5.125%, 02/01/25 (A)	25,000	25,844
4.125%, 11/15/19	325,000	330,280
Tesoro
5.375%, 10/01/22	50,000	52,000
Tesoro Logistics LP
6.125%, 10/15/21	250,000	260,625
5.250%, 01/15/25	25,000	26,344
Transocean
9.100%, 12/15/41	100,000	89,000
9.000%, 07/15/23 (A)	150,000	156,375
7.500%, 04/15/31	75,000	60,000
6.000%, 03/15/18	73,000	74,825
5.800%, 10/15/22	25,000	23,188
Trinidad Drilling
6.625%, 02/15/25 (A)	75,000	71,438

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Tullow Oil
6.000%, 11/01/20 (A)	$200,000	$190,000
Ultra Resources
6.875%, 04/15/22 (A)	75,000	74,531
Vermilion Energy
5.625%, 03/15/25 (A)	50,000	49,375
Weatherford International
9.875%, 02/15/24 (A)	200,000	209,999
8.250%, 06/15/23	50,000	50,000
7.750%, 06/15/21	25,000	25,219
7.000%, 03/15/38	75,000	64,500
6.800%, 06/15/37	25,000	21,375
6.750%, 09/15/40	25,000	21,500
6.500%, 08/01/36	25,000	21,375
Whiting Petroleum
5.750%, 03/15/21	50,000	47,250
5.000%, 03/15/19	125,000	124,844
WildHorse Resource Development
6.875%, 02/01/25 (A)	100,000	94,250
Williams
7.875%, 09/01/21	75,000	87,000
7.500%, 01/15/31	25,000	29,625
3.700%, 01/15/23	25,000	24,750
Williams Partners LP
4.875%, 05/15/23	300,000	312,035
WPX Energy
8.250%, 08/01/23	100,000	109,000
7.500%, 08/01/20	225,000	237,375
6.000%, 01/15/22	50,000	49,750

		16,798,498

FINANCIAL SERVICES — 6.5%
4finance
10.750%, 05/01/22 (A)	200,000	202,500
Aircastle
5.125%, 03/15/21	50,000	53,705
4.625%, 12/15/18	25,000	25,868

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
Alliance Data Systems
6.375%, 04/01/20 (A)	$167,000	$169,088
Ally Financial
8.000%, 12/31/18	75,000	80,906
8.000%, 11/01/31	100,000	123,000
7.500%, 09/15/20	25,000	28,313
5.125%, 09/30/24	75,000	79,307
3.250%, 09/29/17	50,000	50,155
3.250%, 11/05/18	350,000	354,269
ASP AMC Merger Sub
8.000%, 05/15/25 (A)	325,000	309,562
BCD Acquisition
9.625%, 09/15/23 (A)	50,000	54,250
CNG Holdings
9.375%, 05/15/20 (A)	150,000	133,500
Community Choice Financial
10.750%, 05/01/19	50,000	43,250
Exela Intermediate
10.000%, 07/15/23 (A) (B)	300,000	297,000
FBM Finance
8.250%, 08/15/21 (A)	225,000	242,156
First Quality Finance
5.000%, 07/01/25 (A)	25,000	25,563
FirstCash
5.375%, 06/01/24 (A)	50,000	52,188
Fly Leasing
6.375%, 10/15/21	200,000	210,750
Harland Clarke Holdings
9.250%, 03/01/21 (A)	300,000	293,624
8.375%, 08/15/22 (A)	150,000	160,125
6.875%, 03/01/20 (A)	25,000	25,875
Icahn Enterprises LP
6.750%, 02/01/24	75,000	78,383
6.250%, 02/01/22	200,000	209,000
6.000%, 08/01/20	200,000	206,250
4.875%, 03/15/19	150,000	152,250
Intelsat Connect Finance
12.500%, 04/01/22 (A)	197,000	178,039

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
iPayment
10.750%, 04/15/24 (A)	$25,000	$28,625
Jefferies Finance LLC
7.375%, 04/01/20 (A)	200,000	205,000
KCG Holdings
6.875%, 03/15/20 (A)	175,000	181,124
KIRS Midco
3 8.625%, 07/15/23 (A)	200,000	203,250
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/21 (A)	25,000	25,656
5.250%, 03/15/22 (A)	100,000	103,000
MSCI
4.750%, 08/01/26 (A)	50,000	51,515
Navient
7.250%, 09/25/23	100,000	108,250
6.750%, 06/25/25	75,000	77,485
6.625%, 07/26/21	50,000	53,813
6.500%, 06/15/22	100,000	106,125
5.000%, 10/26/20	25,000	26,000
Navinet MTN
8.000%, 03/25/20	25,000	28,000
6.125%, 03/25/24	550,000	569,249
NFP
9.000%, 07/15/21 (A)	175,000	183,671
6.875%, 07/15/25 (A) (B)	125,000	126,563
Oppenheimer Holdings
8.750%, 04/15/18	15,000	15,058
Orchestra Borrower
6.750%, 06/15/22 (A)	75,000	77,468
Provident Funding Associates
6.375%, 06/15/25 (A)	50,000	51,375
Springleaf Finance MTN
6.900%, 12/15/17	100,000	101,625
6.000%, 06/01/20	25,000	26,469
Tempo Acquisition
6.750%, 06/01/25 (A)	150,000	153,750
USIS Merger Sub
6.875%, 05/01/25 (A)	150,000	153,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
Venator Finance
5.750%, 07/15/25 (A) (B)	$75,000	$75,938
Vertiv Intermediate Holding
12.000% cash/13.000% PIK, 02/15/22 (A) (C)	325,000	348,968
Werner FinCo
8.750%, 07/15/25 (A)	150,000	151,875

		7,071,728

HEALTHCARE — 6.7%
Alere
6.500%, 06/15/20	50,000	50,938
Change Healthcare Holdings LLC
5.750%, 03/01/25 (A)	75,000	76,781
CHS/Community Health Systems
7.125%, 07/15/20	100,000	97,750
6.875%, 02/01/22	250,000	219,374
6.250%, 03/31/23	75,000	77,426
Concordia International
9.500%, 10/21/22 (A)	50,000	8,500
7.000%, 04/15/23 (A)	50,000	7,250
DaVita HealthCare Partners
5.750%, 08/15/22	50,000	51,438
DJO Finco
8.125%, 06/15/21 (A)	50,000	46,750
Endo Finance LLC
7.750%, 01/15/22 (A)	125,000	120,313
6.000%, 07/15/23 (A)	700,000	591,849
Envision Healthcare
6.250%, 12/01/24 (A)	100,000	107,000
HCA
8.000%, 10/01/18	50,000	53,750
7.580%, 09/15/25	1,250,000	1,440,624
5.375%, 02/01/25	400,000	422,920
HealthSouth
5.750%, 11/01/24	25,000	25,781
inVentiv Group Holdings
7.500%, 10/01/24 (A)	350,000	381,499

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — continued
Kindred Healthcare
8.750%, 01/15/23	$25,000	$26,375
8.000%, 01/15/20	109,000	114,995
6.375%, 04/15/22	125,000	123,594
Mallinckrodt International Finance
5.625%, 10/15/23 (A)	50,000	45,875
5.500%, 04/15/25 (A)	25,000	22,000
MPH Acquisition Holdings LLC
7.125%, 06/01/24 (A)	75,000	80,156
Ortho-Clinical Diagnostics
6.625%, 05/15/22 (A)	100,000	96,000
Select Medical
6.375%, 06/01/21	125,000	129,063
Surgery Center Holdings
6.750%, 07/01/25 (A)	75,000	76,125
Tenet Healthcare
8.125%, 04/01/22	175,000	186,156
8.000%, 08/01/20	75,000	75,938
7.500%, 01/01/22 (A)	50,000	54,365
6.750%, 02/01/20	25,000	26,000
6.750%, 06/15/23	125,000	125,313
4.625%, 07/15/24 (A)	50,000	50,188
THC Escrow III
7.000%, 08/01/25 (A)	75,000	74,906
5.125%, 05/01/25 (A)	50,000	50,313
4.625%, 07/15/24 (A)	75,000	75,390
Universal Hospital Services
7.625%, 08/15/20	75,000	76,594
Valeant Pharmaceuticals International
7.500%, 07/15/21 (A)	225,000	217,969
7.250%, 07/15/22 (A)	200,000	189,000
7.000%, 10/01/20 (A)	200,000	197,750
7.000%, 03/15/24 (A)	225,000	237,094
6.750%, 08/15/21 (A)	25,000	23,875
6.375%, 10/15/20 (A)	850,000	827,687
6.125%, 04/15/25 (A)	350,000	297,500

		7,280,164

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INSURANCE — 0.4%
Hub Holdings LLC
8.125% cash/8.875% PIK, 07/15/19 (A) (B) (C)	$50,000	$50,188
HUB International
7.875%, 10/01/21 (A) (B)	175,000	182,875
MBIA
7.150%, 07/15/27	25,000	27,375
MBIA Insurance
11.580%, 01/15/33 (A) (E)	125,000	60,625
MGIC Investment
5.750%, 08/15/23	75,000	81,000
Radian Group
5.250%, 06/15/20	50,000	53,250

		455,313

MEDIA — 10.0%
Altice Luxembourg
7.750%, 05/15/22 (A)	200,000	212,500
AMC Entertainment Holdings
6.125%, 05/15/27 (A)	75,000	79,336
5.875%, 11/15/26 (A)	100,000	104,625
Block Communications
6.875%, 02/15/25 (A)	100,000	107,250
Cablevision Systems
8.625%, 09/15/17	131,000	132,801
7.750%, 04/15/18	25,000	26,000
5.875%, 09/15/22	100,000	105,125
CBS Radio
7.250%, 11/01/24 (A)	100,000	103,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
CCO Holdings LLC
5.875%, 04/01/24 (A)	$50,000	$53,500
5.750%, 09/01/23	100,000	104,500
5.750%, 02/15/26 (A)	450,000	482,624
5.500%, 05/01/26 (A)	125,000	132,969
5.375%, 05/01/25 (A)	125,000	133,125
5.125%, 02/15/23	100,000	103,188
5.125%, 05/01/27 (A)	375,000	384,374
Cequel Communications Holdings I LLC
6.375%, 09/15/20 (A)	195,000	198,900
5.125%, 12/15/21 (A)	585,000	598,186
Charter Communications Operating LLC
5.375%, 05/01/47 (A)	25,000	26,549
Clear Channel Worldwide Holdings
7.625%, 03/15/20	300,000	299,625
6.500%, 11/15/22	125,000	129,088
CSC Holdings LLC
8.625%, 02/15/19	50,000	54,797
7.875%, 02/15/18	1,250,000	1,292,187
DISH DBS
6.750%, 06/01/21	50,000	55,625
5.875%, 11/15/24	125,000	133,840
5.125%, 05/01/20	300,000	313,874
5.000%, 03/15/23	100,000	102,750
EW Scripps
5.125%, 05/15/25 (A)	100,000	103,250
Gray Television
5.875%, 07/15/26 (A)	300,000	306,749
5.125%, 10/15/24 (A)	55,000	55,688
iHeartCommunications
9.000%, 12/15/19	75,000	59,156
14.000% PIK, 02/01/21 (C)	103,528	22,776
10.000%, 01/15/18	100,000	60,000
iHeartCommunications Escrow
12.000%, 08/01/21 (B)	77,750	—
Mediacom Broadband LLC
6.375%, 04/01/23	10,000	10,499
5.500%, 04/15/21	25,000	25,656

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
Midcontinent Communications
6.875%, 08/15/23 (A)	$100,000	$108,250
Nexstar Broadcasting
5.625%, 08/01/24 (A)	225,000	228,375
Outfront Media Capital LLC
5.625%, 02/15/24	25,000	26,188
Quebecor Media
5.750%, 01/15/23	50,000	52,938
RR Donnelley & Sons
6.000%, 04/01/24	30,000	29,362
Salem Media Group
6.750%, 06/01/24 (A)	25,000	25,688
SFR Group
6.000%, 05/15/22 (A)	900,000	942,750
Sinclair Television Group
6.125%, 10/01/22	200,000	208,750
5.125%, 02/15/27 (A)	75,000	72,938
Sirius XM Radio
6.000%, 07/15/24 (A)	25,000	26,625
5.000%, 08/01/27 (A)	25,000	25,313
3.875%, 08/01/22 (A)	75,000	75,962
TEGNA
6.375%, 10/15/23	50,000	52,938
4.875%, 09/15/21 (A)	25,000	25,750
Townsquare Media
6.500%, 04/01/23 (A)	150,000	151,313
Univision Communications
6.750%, 09/15/22 (A)	1,350,000	1,403,999
Urban One
9.250%, 02/15/20 (A)	75,000	72,375
Videotron
5.125%, 04/15/27 (A)	25,000	25,750
Wave Holdco LLC
8.250% cash/9.000% PIK, 07/15/19 (A) (C)	332,976	339,636
WaveDivision Escrow LLC
8.125%, 09/01/20 (A)	525,000	546,420

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
WMG Acquisition
5.000%, 08/01/23 (A)	$50,000	$51,250
Ziggo Bond Finance BV
6.000%, 01/15/27 (A)	300,000	304,125

		10,911,307

REAL ESTATE — 1.5%
Crescent Communities LLC
8.875%, 10/15/21 (A)	125,000	131,875
Equinix
5.375%, 04/01/23	225,000	234,844
5.375%, 05/15/27	100,000	106,875
FelCor Lodging LP
6.000%, 06/01/25	300,000	321,750
GEO Group
6.000%, 04/15/26	25,000	26,063
Hunt
9.625%, 03/01/21 (A)	25,000	26,500
Kennedy-Wilson
5.875%, 04/01/24	150,000	155,250
MPT Operating Partnership LP
6.375%, 02/15/22	50,000	51,656
Realogy Group LLC
4.875%, 06/01/23 (A)	250,000	253,125
Sabra Health Care LP
5.500%, 02/01/21	50,000	52,031
Uniti Group
7.125%, 12/15/24 (A)	100,000	99,125
6.000%, 04/15/23 (A)	125,000	130,390

		1,589,484

SERVICES — 8.7%
Acosta
7.750%, 10/01/22 (A)	225,000	171,562
Ahern Rentals
7.375%, 05/15/23 (A)	275,000	225,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Air Canada
7.750%, 04/15/21 (A)	$375,000	$431,249
Allegiant Travel
5.500%, 07/15/19	125,000	129,687
American Airlines Group
6.125%, 06/01/18	50,000	51,600
4.625%, 03/01/20 (A)	75,000	77,852
Aramark Services
5.125%, 01/15/24	150,000	158,063
Ashton Woods USA LLC
6.875%, 02/15/21 (A)	75,000	76,875
Beazer Homes USA
8.750%, 03/15/22	100,000	111,750
7.250%, 02/01/23	125,000	131,562
6.750%, 03/15/25 (A)	50,000	52,250
5.750%, 06/15/19	50,000	52,594
Boyd Gaming
6.875%, 05/15/23	325,000	348,968
6.375%, 04/01/26	200,000	216,750
Brookfield Residential Properties
6.375%, 05/15/25 (A)	100,000	103,500
Cardtronics .
5.500%, 05/01/25 (A)	75,000	77,438
Carlson Travel
9.500%, 12/15/24 (A)	202,000	206,798
Century Communities
6.875%, 05/15/22	175,000	184,624
5.875%, 07/15/25 (A)	100,000	99,750
Churchill Downs
5.375%, 12/15/21	100,000	104,250
Cinemark USA
5.125%, 12/15/22	75,000	77,625
Compiler Finance Sub
7.000%, 05/01/21 (A)	50,000	25,313
Covanta Holding
5.875%, 03/01/24	25,000	24,438
Eagle II Acquisition
6.000%, 04/01/25 (A)	75,000	79,781

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Eldorado Resorts
7.000%, 08/01/23	$25,000	$27,125
Flexi-Van Leasing
7.875%, 08/15/18 (A)	100,000	99,500
Garda World Security
7.250%, 11/15/21 (A)	100,000	101,250
Gartner
5.125%, 04/01/25 (A)	50,000	52,521
Gateway Casinos & Entertainment
8.250%, 03/01/24 (A)	100,000	104,250
Golden Nugget
8.500%, 12/01/21 (A)	150,000	159,000
Herc Rentals
7.750%, 06/01/24 (A)	226,000	239,560
7.500%, 06/01/22 (A)	59,000	62,540
Hilton Worldwide Finance LLC
4.625%, 04/01/25 (A)	50,000	51,688
Intrepid Aviation Group Holdings LLC
6.875%, 02/15/19 (A)	50,000	48,750
Jack Ohio Finance LLC
10.250%, 11/15/22 (A)	50,000	55,000
Jacobs Entertainment
7.875%, 02/01/24 (A)	150,000	163,125
K Hovnanian Enterprises
8.000%, 11/01/19 (A)	50,000	50,500
7.000%, 01/15/19 (A)	75,000	75,563
KB Home
7.000%, 12/15/21	25,000	28,000
Lions Gate Entertainment
5.875%, 11/01/24 (A)	50,000	52,875
LTF Merger Sub
8.500%, 06/15/23 (A)	350,000	376,250
Mattamy Group
6.500%, 11/15/20 (A)	125,000	128,125
Meritage Homes
7.150%, 04/15/20	25,000	27,625
6.000%, 06/01/25	50,000	53,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
4.500%, 03/01/18	$125,000	$126,563
MGM Resorts International
8.625%, 02/01/19	25,000	27,625
6.750%, 10/01/20	225,000	249,278
11.375%, 03/01/18	300,000	318,749
Michael Baker Holdings LLC
8.875% cash/9.625% PIK, 04/15/19 (A) (C)	27,464	27,018
Midas Intermediate Holdco II LLC
7.875%, 10/01/22 (A)	100,000	103,499
Mohegan Tribal Gaming Authority
7.875%, 10/15/24 (A)	200,000	208,750
National CineMedia LLC
5.750%, 08/15/26	25,000	24,375
NCL
4.750%, 12/15/21 (A)	150,000	156,074
New Enterprise Stone & Lime
10.125%, 04/01/22 (A)	200,000	217,750
Park Aerospace Holdings
5.250%, 08/15/22 (A)	200,000	209,814
Prime Security Services Borrower LLC
9.250%, 05/15/23 (A)	200,000	217,832
Regal Entertainment Group
5.750%, 03/15/22	75,000	78,563
5.750%, 06/15/23	377,000	395,849
Ritchie Bros Auctioneers
5.375%, 01/15/25 (A)	75,000	78,375
Scientific Games International
7.000%, 01/01/22 (A)	100,000	106,750
6.625%, 05/15/21	25,000	24,875
10.000%, 12/01/22	475,000	522,499
Shea Homes LP
6.125%, 04/01/25 (A)	200,000	207,500
Silversea Cruise Finance
7.250%, 02/01/25 (A)	75,000	80,344
Six Flags Entertainment
5.500%, 04/15/27 (A)	250,000	258,125
Team Health Holdings
6.375%, 02/01/25 (A)	100,000	97,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
TMS International
7.625%, 10/15/21 (A)	$25,000	$25,438
TRI Pointe Group
5.875%, 06/15/24	50,000	53,000
5.250%, 06/01/27	125,000	125,469
US Airways Pass-Through Trust , Ser 2012-2, Cl C
5.450%, 06/03/18	25,000	25,744
Viking Cruises
8.500%, 10/15/22 (A)	75,000	79,031
6.250%, 05/15/25 (A)	25,000	25,188
Weekley Homes LLC
6.000%, 02/01/23	175,000	171,063
XPO Logistics
6.125%, 09/01/23 (A)	50,000	52,250

		9,471,416

TECHNOLOGY & ELECTRONICS — 7.7%
Advanced Micro Devices
7.500%, 08/15/22	98,000	108,780
7.000%, 07/01/24	217,000	230,834
Affinion Investments LLC
13.500%, 08/15/18	153,000	158,178
Avaya
9.000%, 04/01/19 (A) (B) (E)	100,000	80,750
7.000%, 04/01/19 (A) (B) (E)	200,000	161,500
Bankrate
6.125%, 08/15/18 (A)	25,000	25,109
BMC Software Finance
8.125%, 07/15/21 (A)	150,000	156,048
Booz Allen Hamilton
5.125%, 05/01/25 (A)	75,000	73,875
Boxer Parent
9.000% cash/9.750% PIK, 10/15/19 (A) (C)	50,000	50,188
Camelot Finance
7.875%, 10/15/24 (A)	225,000	242,438
CDK Global
4.875%, 06/01/27 (A)	25,000	25,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
CDW LLC
5.000%, 09/01/25	$25,000	$26,063
CommScope
5.500%, 06/15/24 (A)	75,000	78,352
5.000%, 06/15/21 (A)	125,000	128,281
Diamond 1 Finance
5.875%, 06/15/21 (A)	425,000	446,249
Diebold Nixdorf
8.500%, 04/15/24	75,000	84,195
Donnelley Financial Solutions
8.250%, 10/15/24	175,000	185,938
EMC
2.650%, 06/01/20	1,075,000	1,055,551
1.875%, 06/01/18	150,000	149,192
Everi Payments
10.000%, 01/15/22	125,000	137,500
First Data
7.000%, 12/01/23 (A)	375,000	401,249
Hughes Satellite Systems
6.625%, 08/01/26	200,000	215,500
Infor Software Parent LLC
7.125% cash/7.875% PIK, 05/01/21 (A) (C)	450,000	465,750
Infor US
6.500%, 05/15/22	135,000	140,400
Informatica LLC
7.125%, 07/15/23 (A)	50,000	50,891
j2 Cloud Services
6.000%, 07/15/25 (A)	150,000	155,250
JDA Escrow LLC
7.375%, 10/15/24 (A)	150,000	156,375
Match Group
6.375%, 06/01/24	100,000	109,125
Micron Technology
5.250%, 08/01/23 (A)	350,000	365,225
5.250%, 01/15/24 (A)	150,000	156,000
NCR
6.375%, 12/15/23	300,000	322,874

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
5.875%, 12/15/21	$25,000	$26,094
NXP
4.625%, 06/15/22 (A)	200,000	215,000
4.125%, 06/01/21 (A)	200,000	211,100
3.750%, 06/01/18 (A)	200,000	203,500
Qorvo
7.000%, 12/01/25	100,000	114,000
6.750%, 12/01/23	150,000	165,188
Rackspace
8.625%, 11/15/24 (A)	225,000	240,188
Solera LLC
10.500%, 03/01/24 (A)	75,000	86,531
Southern Graphics
8.375%, 10/15/20 (A)	125,000	127,188
SS&C Technologies Holdings
5.875%, 07/15/23	100,000	107,021
Veritas US
10.500%, 02/01/24 (A)	200,000	219,500
Western Digital
7.375%, 04/01/23 (A)	175,000	192,719
10.500%, 04/01/24	175,000	206,882
Zebra Technologies
7.250%, 10/15/22	125,000	133,047

		8,391,368

TELECOMMUNICATION SERVICES — 7.9%
CenturyLink
7.600%, 09/15/39	375,000	350,624
7.500%, 04/01/24	75,000	82,313
5.800%, 03/15/22	150,000	156,563
5.625%, 04/01/20	75,000	79,336
5.625%, 04/01/25	25,000	24,958
Cogent Communications Finance
5.625%, 04/15/21 (A)	75,000	77,250
Cogent Communications Group
5.375%, 03/01/22 (A)	75,000	78,750
Digicel Group
8.250%, 09/30/20 (A)	800,000	747,920

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
7.125%, 04/01/22 (A)	$200,000	$175,260
Embarq
7.995%, 06/01/36	150,000	152,250
Frontier Communications
8.500%, 04/15/20	20,000	21,075
11.000%, 09/15/25	450,000	419,624
10.500%, 09/15/22	850,000	814,937
Intelsat Jackson Holdings
9.750%, 07/15/25 (A)	250,000	250,312
8.000%, 02/15/24 (A)	75,000	80,813
7.250%, 10/15/20	25,000	23,750
Intelsat Luxembourg
7.750%, 06/01/21	162,000	89,100
6.750%, 06/01/18	88,000	83,600
Level 3 Financing
5.625%, 02/01/23	375,000	390,937
5.375%, 08/15/22	50,000	51,625
5.375%, 01/15/24	50,000	52,313
Nielsen Luxembourg
5.000%, 02/01/25 (A)	25,000	25,625
Nokia
3.375%, 06/12/22	25,000	25,253
Radiate Holdco
6.625%, 02/15/25 (A)	250,000	250,625
Sprint Capital
8.750%, 03/15/32	475,000	599,687
6.875%, 11/15/28	175,000	194,962
Sprint Communications
9.000%, 11/15/18 (A)	468,000	508,509
8.375%, 08/15/17	400,000	403,000
T-Mobile USA
6.836%, 04/28/23	100,000	106,750
6.625%, 04/01/23	425,000	450,797
6.000%, 03/01/23	50,000	53,047
5.125%, 04/15/25	25,000	26,313
4.000%, 04/15/22	75,000	78,240
Wind Acquisition Finance
7.375%, 04/23/21 (A)	200,000	208,125

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Windstream Holding of the Midwest
6.750%, 04/01/28	$50,000	$40,938
Windstream Services LLC
7.750%, 10/15/20	325,000	329,063
7.750%, 10/01/21	50,000	47,000
Xplornet Communications
9.625%, 06/01/22 (A)	25,000	26,094
Zayo Group LLC
6.000%, 04/01/23	900,000	951,749
5.750%, 01/15/27 (A)	100,000	104,875

		8,633,962

UTILITIES — 1.7%
AES
4.202%, 06/01/19 (D)	18,000	18,045
AmeriGas Partners LP
5.750%, 05/20/27	100,000	101,750
5.500%, 05/20/25	125,000	128,125
Calpine
5.750%, 01/15/25	550,000	518,374
5.500%, 02/01/24	75,000	71,344
Dynegy
8.034%, 02/02/24	25,517	24,241
7.625%, 11/01/24	100,000	97,500
7.375%, 11/01/22	75,000	74,250
Ferrellgas Partners LP
8.625%, 06/15/20 (A)	100,000	94,750
6.750%, 01/15/22	25,000	23,625
GenOn Energy
7.875%, 06/15/17 (B) (E)	100,000	60,500
NRG Energy
7.250%, 05/15/26	50,000	52,000
6.625%, 01/15/27	150,000	150,938
NRG Yield Operating LLC
5.000%, 09/15/26 (A)	100,000	102,250
Pattern Energy Group
5.875%, 02/01/24 (A)	100,000	105,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Suburban Propane Partners LP
5.500%, 06/01/24	$75,000	$75,000
TerraForm Global Operating LLC
9.750%, 08/15/22 (A)	150,000	168,750
TerraForm Power Operating LLC
6.125%, 06/15/25 (A) (F)	25,000	26,688
Texas Competitive
11.500%, 10/01/20 (B)	200,000	1,500

		1,895,380

Total Corporate Obligations (Cost $96,508,717) .		98,298,278

LOAN PARTICIPATIONS — 4.1%

BASIC INDUSTRY — 0.2%
Consolidated Container Company LLC, Initial Term Loan, 1st Lien
4.545%, 05/10/24	50,000	50,323
Priso Acquisition (aka PrimeSource Building Products), Initial Term Loan, 1st Lien
4.044%, 05/08/22	49,747	49,809
Unifrax I LLC, Term Loan B, 1st Lien
4.900%, 03/29/24	75,000	75,594

		175,726

CAPITAL GOODS — 0.4%
Atotech, Term Loan B, 1st Lien
4.147%, 01/31/24	50,000	50,180
Avolon, Term Loan B, 1st Lien
3.962%, 03/21/22	125,000	125,958
Berry Plastics, Term Loan, 1st Lien
3.617%, 01/19/24	50,000	50,059
Columbus McKinnon, Term Loan B, 1st Lien
4.147%, 01/31/24	48,596	48,914
Flex Acquisition, Initial Term Loan, 1st Lien
4.398%, 12/29/23	125,000	125,495

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
Terex, Term Loan, 1st Lien
3.540%, 01/31/24	$25,000	$25,078

		425,684

CONSUMER CYCLICAL — 0.4%
1011778 B.C. ULC / New Red Finance, Term Loan B-3, 1st Lien
3.397%, 02/16/24	20,203	20,172
3.301%, 02/16/24	29,797	29,750
Lifetime Fitness, Closing Date Term Loan
4.045%, 06/10/22	273,369	274,080
Revlon Consumer Products, Initial Term Loan B
4.544%, 09/07/23	124,375	116,384
Scientific Games International, Inc., Initial Term Loan B-3, 1st Lien
5.076%, 10/01/21	19,532	19,748
5.010%, 10/01/21	49	49

		460,183

CONSUMER NON-CYCLICAL — 0.4%
BWAY Holding Company, Term Loan B, 1st Lien
3.250%, 04/03/24	225,000	225,260
Prestige Brands, Term Loan B-4, 1st Lien
3.795%, 01/26/24	119,306	120,002
Seta Simmons Bedding LLC, Term Loan, 2nd Lien
9.179%, 10/21/24	100,000	100,000

		445,262

ENERGY — 0.3%
California Resources, Term Loan, 1st Lien
11.534%, 12/31/21	75,000	79,500
Chesapeake Energy, Term Loan, 1st Lien
8.684%, 08/23/21	75,000	79,669
CITGO, Term Loan, 1st Lien
9.647%, 05/12/18	50,664	51,495
Hercules Offshore, Term Loan, 1st Lien
10.500%, 05/06/20	15,962	11,971
HFOTCO LLC, Tranche B Term Loan, 1st Lien
4.400%, 08/19/21	24,375	24,268

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
ENERGY — continued
Peabody Energy, Exit Term Loan, 1st Lien
4.500%, 03/31/22 (B)	$75,000	$74,991
Southcross, Tranche B Term Loan
9.000%, 04/13/23 (B)	3,473	3,073

		324,967

FINANCIAL SERVICES — 0.3%
iPayment, Inc., Initial Term Loan, 1st Lien
7.158%, 04/06/23	75,000	75,750
Orchard Acquisition Company LLC, Initial Term Loan, 1st Lien
7.125%, 02/08/19 (B)	39,087	18,566
Tempo Acquisition LLC, Term Loan B, 1st Lien
4.060%, 05/01/24	75,000	75,264
Thomas Reuters, Term Loan, 1st Lien
4.545%, 10/03/23	74,625	75,165
USI Holdings, Term Loan B, 1st Lien
4.180%, 04/05/24	75,000	74,625
Virtu Financial, Term Loan B, 1st Lien
6.750%, 12/02/21	50,000	49,938

		369,308

HEALTHCARE — 0.3%
21st Century Oncology, Term Loan, 1st Lien
7.275%, 04/30/22 (B)	24,563	23,314
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.897%, 06/07/23	212,435	212,733
Opal Acquisition, Term Loan, 1st Lien
5.147%, 11/27/20	28,965	26,956
5.000%, 11/27/20	19,460	18,012
Pharmaceutical Product Development, Inc., Term Loan B, 1st Lien
3.794%, 08/18/22	49,125	49,204

		330,219

INSURANCE — 0.4%
Asurion LLC, Replacement B-4 Term Loan
4.295%, 08/04/22	148,129	149,008

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
INSURANCE — continued
Asurion LLC, Term Loan, 2nd Lien
8.545%, 03/03/21	$50,000	$50,313
Lonestar Intermediate Super Holdings LLC, Term B Loan
10.045%, 08/31/21	175,000	180,743

		380,064

REAL ESTATE — 0.1%
DTZ U.S. Borrower LLC, Additional Term Loan
4.452%, 11/04/21	13,673	13,672
4.422%, 11/04/21	6,144	6,144
4.397%, 11/04/21	950	950
DTZ U.S. Borrower LLC, Initial Term Loan, 2nd Lien
9.422%, 11/04/22	6,383	6,399
RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien
3.440%, 04/19/24	100,000	100,438

		127,603

SERVICES — 1.0%
Acosta, Tranche B-1 Term Loan, 1st Lien
4.295%, 09/26/21	48,622	43,809
Air Methods, Term Loan B, 1st Lien
4.573%, 04/22/24	73,758	73,082
Ancestry.com Operations, Term Loan, 2nd Lien
9.260%, 10/14/24	90,000	92,287
Chassix, Initial Term Loan, 1st Lien
12.000%, 07/29/19	90,844	91,752
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.716%, 04/18/24	50,000	50,135
Delta 2 (Lux), Second Lien Facility, 1st Lien
8.068%, 07/29/22	22,500	22,699
Gateway Casinos, Term Loan, 1st Lien
4.794%, 02/22/23	100,000	100,917
Global Cash Access, Term Loan B, 1st Lien
5.560%, 05/01/24	100,000	100,829
Lions Gate Entertainment, Term B Loan, 1st Lien
4.051%, 10/13/23	67,500	68,006

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face
	Amount	Value
SERVICES — continued
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.045%, 10/13/23	$149,500	$151,346
RP Crown Parent, LLC, Initial Term Loan, 1st Lien
4.545%, 09/22/23	49,875	50,272
Sequa Mezzanine Holdings LLC, Initial Term Loan, 1st Lien
6.672%, 11/28/21	25,000	25,188
Syncreon Group Holdings, Term Loan
5.295%, 10/28/20	72,197	63,948
UFC Holdings LLC, Term Loan, 1st Lien
4.447%, 08/18/23	49,750	49,910
UFC Holdings LLC, Term Loan, 2nd Lien
8.716%, 08/18/24	100,000	102,250

		1,086,430

TECHNOLOGY & ELECTRONICS — 0.0%
Micron Technology, Term Loan, 1st Lien
3.550%, 04/26/22	50,000	50,474

TELECOMMUNICATION SERVICES — 0.2%
Radiate Holdco, Term Loan B, 1st Lien
4.045%, 02/01/24	100,000	98,738
Zayo Group, LLC, Term Loan, 1st Lien
3.716%, 01/19/24	89,370	89,622

		188,360

UTILITIES — 0.1%
Calpine, Term Loan B, 1st Lien
2.800%, 12/26/19	50,000	50,038
Texas Competitive, Term Loan B, 1st Lien
3.790%, 08/04/23 (B)	12,704	12,609
Vistra Operations Company LLC, Initial Term C Loan, 1st Lien
3.795%, 08/04/23	13,929	13,824

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
UTILITIES — continued
Vistra Operations Company LLC, Initial Term Loan, 1st Lien
3.795%, 08/04/23	$48,214	$47,853

		124,324

Total Loan Participations (Cost $4,493,536)		4,488,604

COMMON STOCK — 0.6%
	Shares	Value
ENERGY — 0.4%
Bonanza Creek Energy *	2,978	94,431
Denbury Resources *	4,403	6,737
Halcon Resources *	7,837	35,580
Hercules Offshore * (B)	3,570	2,678
Linn Energy * (B)	4,824	147,324
Linn Energy LLC *	899	27,455
Midstates Petroleum *	46	583
Nine Point Energy Holdings *	896	14,336
Peabody Energy * (B)	2,310	56,480
Sabine Oil & Gas *	13	514
Southcross Energy Partners GP * (B)	4	—
Southcross Energy Partners LP (B)	4	2,200
Warren Resources * (B)	960	960

		389,278

INDUSTRIALS — 0.1%
Colt Defense, Cl B * (B)	676	—
Exide Technologies * (B)	162	89
UC Holdings * (B)	4,088	114,464

		114,553

INFORMATION TECHNOLOGY — 0.1%
Travelport Worldwide	6,977	96,004

TELECOMMUNICATION SERVICES — 0.0%
NII Holdings *	3,785	3,043

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — 0.1%
Vistra Energy	3,425	$57,506

Total Common Stock (Cost $760,384)		660,384

PREFERRED STOCK — 0.2%

ENERGY — 0.0%
Nine Point Energy Holdings, 0.000% * (B)	18	18,000
Peabody Energy, 0.000% * (B)	635	30,163

		48,163

FINANCIALS — 0.1%
Citigroup, 6.875% (D)	1,749	51,752
Cowen Group, 8.250%	1,337	35,389

		87,141

INDUSTRIALS — 0.1%
General Finance, 8.125%	1,116	28,235
Seaspan, 6.375% (B)	1,249	31,899

		60,134

Total Preferred Stock (Cost $170,150)		195,438

CONVERTIBLE BONDS — 0.1%

	Face Amount	Value
INDUSTRIALS — 0.1%
Exide Technologies
7.000%, 04/30/25 (B) (C)	16,456	9,298
Meritor
4.000%, 02/15/19 (F)	75,000	78,515

Total Convertible Bonds (Cost $74,813)		87,813

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

WARRANTS — 0.0%

	Number of Warrants	Value
Dynegy,
Expires 02/02/24*	1,215	$194
Halcon Resources,
Expires 09/09/20*	291	180
iPayment,
Expires 12/29/22(B)	44,936	1,348
Midstates Petroleum,
Expires 04/21/20(B)	329	56
Peabody Energy,
Expires 07/03/17(B)	108	2,641
Sabine Oil & Gas,
Expires 04/13/26	7	35
UC Holdings,
Expires 03/15/35(A) (B)	600	4,500

Total Warrants (Cost $6,843)		8,954

RIGHTS — 0.0%

	Shares	Value
Vistra Energy,
Expires *	3,425	3,425

Total Investments — 95.4% (Cost $102,014,443)†		$103,742,896

Percentages are based on Net Assets of $108,760,475.

*	Non-income producing security.

**	Expiration date unavailable.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of June 30, 2017 was $49,628,357 and represents 45.6% of Net Assets.

(B)	Securities considered illiquid. The total value of such securities as of June 30, 2017 was $2,113,211 and represented 1.9% of Net Assets.

(C)	Distributions are paid-in-kind.

(D)	Floating rate security - Rate disclosed is the rate in effect on June 30, 2017.

(E)	Security in default on interest payments.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
JUNE 30, 2017 (Unaudited)

(F)	Step Bonds - The rate reported is rate in effect on June 30, 2017. The coupon on a step bond changes on a specified date.
†	At June 30, 2017, the tax basis cost of the Fund’s investments was $102,014,443, and the unrealized appreciation and depreciation were $3,521,775 and $(1,793,322) respectively.

Cl — Class

GP — General Partner

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

ULC — Unlimited Liability Company

The following is a list of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$98,298,278	$—	$98,298,278
Loan Participations	—	4,488,604	—	4,488,604
Common Stock	543,631	116,753	—	660,384
Preferred Stock	147,275	48,163	—	195,438
Convertible Bonds	—	87,813	—	87,813
Warrants	2,676	6,278	—	8,954
Rights	3,425	—	—	3,425

Total Investments in Securities	$697,007	$103,045,889	$—	$103,742,896

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended June 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NAM-QH-001-0600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: August 28, 2017